Total
Schwab VIT Balanced with Growth Portfolio
Schwab® VIT Balanced with Growth Portfolio
Investment Objective
The fund seeks long-term capital appreciation and income.
Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. This table does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab VIT Balanced with Growth Portfolio Schwab VIT Balanced with Growth Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab VIT Balanced with Growth Portfolio Schwab VIT Balanced with Growth Portfolio
Management fees	0.45%
Distribution (12b-1) fees	none
Other expenses	0.04%
Acquired fund fees and expenses (AFFE)	0.05%	[1]
Total annual fund operating expenses (including AFFE)	0.54%	[1]
[1]	AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. This example does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, costs would be higher. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years	5 Years	10 Years
Schwab VIT Balanced with Growth Portfolio | Schwab VIT Balanced with Growth Portfolio | USD ($)	55	173	302	677

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The fund gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds (the Schwab ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.
The fund normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities, which may include bonds, cash equivalents, money market funds and money market investments. The fund’s allocation is weighted toward equity securities (domestic and international) that seek capital growth. The term “growth” in the fund’s name refers to the fund’s weighting towards capital growth. As of the date of this prospectus, the fund’s target asset class allocation ranges are 25-50% in fixed-income securities and 50-75% in equity securities.
Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the fund invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging market countries. The fund also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The fund’s investments in underlying funds that seek exposure to real assets include funds that invest in real estate investment trusts (REITs) and other companies related to the real estate industry. The fund may also invest in underlying funds that seek exposure to commodities. Finally, the fund may invest in money market investments, primarily through underlying funds that are money market funds.
The investment adviser has discretion to select the underlying fund investments and adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in securities represented in the major asset classes noted above. The fund may invest in derivatives, primarily to seek returns on the fund’s otherwise uninvested cash assets. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.

Principal Risks
Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.

Annual Total Returns (%) as of 12/31

Best Quarter: 12.74% Q2 2020 Worst Quarter: (15.49%) Q1 2020
Average Annual Total Returns as of 12/31/22
Average Annual Returns - Schwab VIT Balanced with Growth Portfolio	Label	1 Year		5 Years		10 Years
Schwab VIT Balanced with Growth Portfolio	VIT Balanced with Growth Portfolio	(16.00%)		2.56%		4.44%
S&P 500 Index	S&P 500 Index	(18.11%)		9.42%		12.56%
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	(13.01%)		0.02%		1.06%
VIT Balanced with Growth Composite Index	VIT Balanced with Growth Composite Index	(15.52%)	[1]	3.16%	[1]	5.14%	[1]
[1]	The VIT Balanced with Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex-US Index (Net), 3.0% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.